Provision for Unpaid Losses and Loss Adjustment Expenses (Tables)	3 Months Ended
Mar. 31, 2022
Insurance [Abstract]
Schedule of Liability for Unpaid Claims and Claims Adjustment Expense
The following table presents a reconciliation of beginning and ending provision for unpaid losses and loss adjustment expenses, net of amounts recoverable from reinsurers:

	Three months ended March 31,
	2022	2021

	in thousands
Net unpaid losses and loss adjustment expenses, beginning of period	$74,869	$54,988
Incurred losses and loss adjustment expenses:
Current accident year	$36,919	$26,193
Prior accident year	—	—
Total incurred losses and loss adjustment expenses	$36,919	$26,193
Effect of foreign currency rate changes	83	13
Net reserves for losses and loss adjustment expenses, end of period	$111,871	$81,194
Reinsurance recoverables	—	—
Gross reserves for losses and loss adjustment expenses, end of period	$111,871	$81,194